CAPITAL LEASE OBLIGATIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Senior Convertible 4.5% Notes [Member]	Jun. 30, 2011 Northern Shipping Fund LLC. [Member]	Dec. 31, 2012 Northern Shipping Fund LLC. [Member]	Dec. 31, 2012 Lemissoler Maritime Company W.L.L. [Member]	Dec. 31, 2011 Lemissoler Maritime Company W.L.L. [Member]	Dec. 31, 2010 Lemissoler Maritime Company W.L.L. [Member]	Dec. 31, 2012 Lemissoler Maritime Company W.L.L. [Member] Senior Convertible 4.5% Notes [Member]
Proceeds from the sale and leaseback of vessels	$ 0	$ 26,600	$ 86,800		$ 26,600				$ 86,800
Capital Lease Call Option Price					26,500
Capital lease put option price					26,500
Capital Lease Financing Loss		(208)							2,728
Repurchase Of Vessels									40,000
Unamortized Portion Written Off Redelivery Vessels								9,083
Deferred Gain On Capital Lease									10,540
Depreciation and Amortization, Discontinued Operations								1,316	141
Common shares issued for outstanding balance of capital lease							109,351,314
Common shares issued for fees costs and expenses							487,805
Covering Fees Under Capital Leases							400
Aggregate Principal Amount										50,000
Loss on contract termination						5,645
Debt Instrument, Interest Rate, Stated Percentage	4.50%			4.50%			4.50%
Aggregate Loss Under Capital Leases							$ 50,574